Investments in associates and joint ventures - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Investments in associates accounted for using equity method	£ 670	£ 695
Amounts provided to associates and joint ventures	0	0
Associates | Joint ventures
Disclosure of associates [line items]
Unrecognised share of losses of associates and joint ventures	0	0
Commitments in relation to joint ventures and associates	474	474
Unutilised credit facilities	1,695	1,796
Business Growth Fund
Disclosure of associates [line items]
Investments in associates accounted for using equity method	648	669
Share of fair value gains (losses) on investments of associates	£ (10)	£ (21)